Share-based Compensation - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2018	Dec. 31, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	¥ 774		¥ 6,218		¥ 22,118
Unrecognized compensation cost	¥ 1,839	¥ 1,839
Weighted average recognition period	1 year 8 months 4 days
Per Share fair value of ordinary shares | $ / shares				$ 0.52		$ 0.53		$ 0.99
Weighted average grant-date per-share fair value of options granted | $ / shares		¥ 0		$ 0.13		$ 0.24
Share-based Payment Arrangement, Expense, Tax Benefit	¥ 0		0		0
Employee Stock Option [Member] | 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period							4 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	¥ 94,439		¥ 35,951		¥ 20,142
Weighted average recognition period	2 years 8 months 4 days
Unrecognized compensation cost of unvested restricted shares	¥ 184,130	¥ 184,130
Restricted Stock Units (RSUs) [Member] | 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period							4 years